Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and Deferred Portion of Income Tax Expense:
Current income tax expense	$ 69,693	$ 22,382	$ 12,062
Deferred income tax (benefit) expense	(18,268)	1,041	(683)
Total income tax expense	$ 51,425	$ 23,423	$ 11,379